Note 31	6 Months Ended
Jun. 30, 2026
Other Contingent Assets And Liabilities [Abstract]
Disclosure of Other Contingent Assets And Liabilities [Text Block]	Other contingent assets and liabilities As of June 30, 2026 and December 31, 2025, there were no material contingent assets or liabilities other than those disclosed in these Notes.